State Street

PO Box 5049

Boston, MA 02206-5049

VIA EDGAR

May 5, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                             FPA Perennial Fund, Inc. (“Registrant”)

1933 Act File No. 002-87607

1940 Act File No. 811-03896

Form N-1A

Dear Commissioners:

As administrator on behalf of the Registrant, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Registrant this letter as certification that the Prospectus and the Statement of Additional Information, each dated April 30, 2015 do not differ from those contained in Post-Effective Amendment No. 37 to the Registrant’s Registration Statement on Form N-1A that was filed electronically via EDGAR on April 30, 2015 (Accession # 0001104659-15-032657).

If you have any questions relating to this filing, please do not hesitate to contact me at (617) 662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes
Vice President

Enclosures

cc:   R. Atwood